Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
(in thousands)
Federal, state and foreign net operating losses	$78,466	$78,474
Stock based compensation	7,429	7,879
Accrued liabilities	664	585
Other temporary differences	4,894	3,045
Valuation allowance	(91,453)	(89,983)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015
Federal statutory rate	-34.0%	-34.0%
State taxes, net of federal benefit	26.2%	16.8%
Non-deductible goodwill	0.0%	0.0%
ISO / ESPP	0.2%	2.1%
Other	-0.5%	-27.0%
Change in valuation allowance	8.0%	42.1%
Tax provision	-0.1%	0.0%